Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ (313,247)	$ 672,037
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	503,769	321,339
Loss on sale of long-term investments	55,461
Amortization of operating lease Right-of-use assets, nets	113,909	89,743
Changes in Operating Assets and Liabilities
Accounts receivable	135,391	220,260
Inventories	(3,304,383)	(1,216,371)
Prepaid expenses and other current assets	(679,115)	(1,858,070)
Accounts payable	375,299	(989,725)
Advance from customers	1,114,290	1,395,028
Other current payables	7,085	71,499
VAT payable	1,009,699	584,518
Taxes payable	(139,901)	642,125
Operating lease Liabilities	9,048	(70,648)
Net cash used in operating activities	(1,112,695)	(138,265)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loan to related parties	(7,123,895)	(11,319,657)
Interest-free loan repaid by related parties	7,102,415	12,913,860
Purchase of short-term investment	(185,564)
Purchase of property and equipment	(54,716)	(10,796)
Purchase of intangible assets	(503,617)	(324,647)
Additional consideration paid for Reorganization		(1,437,646)
Net cash used in investing activities	(765,377)	(178,886)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of interest-free loan from related parties	248,842	784,512
Repayments of interest-free loan to related parties	(428,618)	(60,752)
Repayments of short-term loan		(202,070)
Proceeds from IPO	2,696,327
Net cash provided by financing activities	2,516,551	521,690
Effect of exchange rate changes on cash and cash equivalents	6,367	(17,197)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	644,846	187,342
CASH AND CASH EQUIVALENTS, beginning of period	470,335	182,829
CASH AND CASH EQUIVALENTS, end of period	1,115,181	370,171
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	(656)	(71)
Interest	(4,986)	(4,660)
NON-CASH TRANSACTIONS
Addition of Right-of-use assets, nets	$ 688,137